CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 35,009	$ 19,056
Short-term interest bearing deposits	72,000	67,000
Available-for-sale marketable securities	41,755	40,714
Trade receivables (net of allowances of $40 (	5,215	8,655
Other accounts receivable and prepaid expenses	4,524	1,837
Inventories	5,992	5,788
Total current assets	164,495	143,050
NON-CURRENT ASSETS:
Long-term interest bearing deposits	5,000
Severance pay fund	5,472	5,215
Long term investment and others	333	337
Total non-current assets	10,805	5,552
PROPERTY AND EQUIPMENT, NET	1,090	828
INTANGIBLE ASSETS, NET	1,103	1,205
GOODWILL	96,276	96,276
Total assets	273,769	246,911
CURRENT LIABILITIES:
Trade payables	746	2,319
Other accounts payable and accrued expenses	6,028	6,352
Total current liabilities	6,774	8,671
ACCRUED SEVERANCE PAY	6,443	6,081
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value - Authorized: 50,000,000 shares at June 30, 2012 and December 31, 2011, respectively; Issued and outstanding: 28,077,219 and 27,054,663 Ordinary shares at June 30, 2012 and December 31, 2011, respectively.	160	155
Additional paid-in capital	305,820	288,641
Accumulated other comprehensive loss	(436)	(960)
Accumulated deficit	(44,992)	(55,677)
Total shareholders' equity	260,552	232,159
Total liabilities and shareholders' equity	$ 273,769	$ 246,911